Property and equipment, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 160,544	€ 67,133
Less: accumulated depreciation	25,697	33,995
Property and equipment, net	162,001	33,172
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	120,738	17,844
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,123	22,713
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,231	18,215
Property and equipment, net	4,800	5,300
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,285	6,031
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,167	2,330
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,154	34
Building and leasehold improvements with asset retirement obligations
Property, Plant and Equipment [Line Items]
Property and equipment, gross	600	600
Less: accumulated depreciation	40	100
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, net	9,000	€ 8,000
Impairment charges	1,500
Düsseldorf, Germany | Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, net	€ 118,300